Related Parties Balances and Transactions	12 Months Ended
Sep. 30, 2024
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

Note 13 — RELATED PARTIES BALANCES AND TRANSACTIONS

Accounts receivable-related parties

Accounts receivable from related parties amounted to $nil and $15,077 as of September 30, 2024 and 2023, respectively.

Due to a related party

Due to a related party amounted to $854,271 and $63,689 as of September 30, 2024 and 2023, respectively, representing the funds advanced to the Company by the CEO for working capital purpose.

Revenue earned from related parties

For the years ended September 30, 2024, 2023 and 2022, the Company earned revenue from related parties of $93,264, $310,465 and $710,620, respectively, which mainly from providing educational management consulting service to certain kindergartens owned by the CEO and his wife.

Guarantee provided by related parties

Several related parties guaranteed the repayment of the Company’s short-term and long-term loans. (See Note 11)

Guarantee provided to related parties

On May 10, 2023, the Company’s subsidiary Xianjin Technology and Qinshang Education signed an agreement with China Mingsheng Bank to provide guarantee for a related party’s borrowing of $1,852,485 (RMB 13,000,000) for a period from June 21, 2023 to May 10, 2033. The related party, Liming Xu, a director of the Company. As of September 30, 2024, the Company did not record any guarantee liability since there was no indications of default by the related party.

On December 21, 2023, the Company’s subsidiary Qinshang Education signed an agreement with Jiangsu Bank to provide guarantee for a related party’s borrowing of $71,249 (RMB500,000) for a period from December 22, 2023 to December 22, 2024. The related party, Zhoushen is the Head of Qinshang Education and Zhouzhi Culture. Subsequent to September 30, 2024, the related party’s borrowing had been fully repaid and the related party renewed the borrowing of $71,249 (RMB500,000) from Jiangsu Bank with the Company’s subsidiary Qinshang Education’s guarantee over the loan term up to December 19, 2025. As of September 30, 2024, the Company did not record any guarantee liability since there was no indications of default by the related party.